UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whale Rock Capital Management LLC
Address: Two International Place
         24th Floor
         Boston, MA  02110

13F File Number:  028-12235

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alex Sacerdote
Title:     Authorized Person
Phone:     617-502-9904

Signature, Place, and Date of Signing:

 /s/ Alex Sacerdote     Boston, MA     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    26

Form 13F Information Table Value Total:    $196,534 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100    45717    78283 SH       Sole                    78283
BROADSOFT INC                  COM              11133B409     4364   150687 SH       Sole                   150687
CHANGYOU COM LTD               ADS REP CL A     15911M107     3078   145789 SH       Sole                   145789
CIRRUS LOGIC INC               COM              172755100     4352   145661 SH       Sole                   145661
DILLARDS INC                   CL A             254067101    14003   219899 SH       Sole                   219899
E M C CORP MASS                COM              268648102     3585   139870 SH       Sole                   139870
ENPHASE ENERGY INC             COM              29355A107     1926   309602 SH       Sole                   309602
EQUINIX INC                    COM NEW          29444U502    12692    72256 SH       Sole                    72256
F5 NETWORKS INC                COM              315616102     6035    60619 SH       Sole                    60619
GIANT INTERACTIVE GROUP INC    ADR              374511103     2508   519209 SH       Sole                   519209
GOOGLE INC                     CL A             38259P508    11318    19511 SH       Sole                    19511
INCONTACT INC                  COM              45336E109     5557  1109088 SH       Sole                  1109088
JIAYUAN COM INTL LTD           SPONSORED ADR    477374102     1641   341865 SH       Sole                   341865
LINKEDIN CORP                  COM CL A         53578A108    15343   144381 SH       Sole                   144381
LTX-CREDENCE CORP              COM NEW          502403207     5406   806811 SH       Sole                   806811
MEDIDATA SOLUTIONS INC         COM              58471A105     5083   155600 SH       Sole                   155600
MELCO CROWN ENTMT LTD          ADR              585464100     1917   166372 SH       Sole                   166372
MICROSTRATEGY INC              CL A NEW         594972408     6511    50135 SH       Sole                    50135
MIPS TECHNOLOGIES INC          COM              604567107     1054   157947 SH       Sole                   157947
NETEASE INC                    SPONSORED ADR    64110W102     3533    60041 SH       Sole                    60041
NEWS CORP                      CL B             65248E203     3266   145032 SH       Sole                   145032
PRICELINE COM INC              COM NEW          741503403    13843    20832 SH       Sole                    20832
QIHOO 360 TECHNOLOGY CO LTD    ADS              74734M109    14125   816965 SH       Sole                   816965
SKYWORKS SOLUTIONS INC         COM              83088M102     3459   126395 SH       Sole                   126395
TAKE-TWO INTERACTIVE SOFTWAR   COM              874054109     2106   222576 SH       Sole                   222576
TRIPADVISOR INC                COM              896945201     4112    92018 SH       Sole                    92018